OTHER RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES
NOTE 10 - OTHER RECEIVABLES

As of March 31, 2021, other receivables consist of rental deposit, property management fee deposit, prepaid trademark and system set up fees as follow:

	March 31, 2021	December 31, 2020
Rental deposit	$10,682	10,725
Property management fee deposit	34,153	34,290
Prepaid trademark and system set up fee	-	3,318
Others	6,358	2,453
	51,193	50,786

As of December 31, 2020, other receivables is consist of rental deposit, property management fee deposit, prepaid trademark and system set up fees as follow:

	December 31, 2020	December 31, 2019
Rental deposit	230,620	-
Property management fee deposit	34,290	-
Prepaid trademark and system set up fee	3,318	-
Others	2,453	-
	270,681	-